Other Receivables, Prepayments, Prepaid Expenses and Deposits (Details Narrative) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Receivables [Abstract]
Other receivables	$ 77,979	$ 79,206	$ 6,160